Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Tax Status [Line Items]
Tax Status
NOTE 6 - TAX STATUS
By letter dated January 27, 2015, the Internal Revenue Service (IRS) has determined that the Plan was designed in accordance with the applicable regulations of the Internal Revenue Code (IRC). Subsequent to the issuance of this determination letter, the Plan was amended and restated on January 10, 2020 as a prototype 401(k) plan prepared by Fidelity. Fidelity received an opinion letter from the IRS dated June 30, 2020, which states that the prototype document satisfies the applicable provisions of the IRC. The Plan itself has not received a determination letter from the IRS. However, the Plan’s management believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC. Therefore, no provision for income tax has been included in the Plan’s financial statements.
In 2023 the Company remitted certain participant contributions totaling $17,162,468 to the trust later than required by the Department of Labor’s Regulation
2510.3-102.
The participant accounts of those directly impacted will be credited with the amount of investment income that would have been earned had the remittance been timely. The Company believes that the Plan has retained its tax qualification status and no tax liability has been accrued.